Operating Loss (Details) £ in Thousands, $ in Millions	1 Months Ended		12 Months Ended
	Aug. 31, 2020 USD ($)	Aug. 31, 2020 GBP (£)	Dec. 31, 2020 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of Profit Loss from Operating Activities Text Block [Abstract]
Realization bonus payable			$ 13.5
Raising funds	$ 28.0	£ 20
Accrued amount due				$ 0.9